                          ING VARIABLE PORTFOLIOS, INC.
                         ING VP Small Company Portfolio

                         Supplement dated July 27, 2005
                to the Class I Prospectus and Class S Prospectus
                            Each dated April 29, 2005

Effective July 25, 2005, the subsection entitled "ING VP Small Company Portfolio" under the section entitled "Management of the Portfolios - Adviser and Sub-Advisers" on page 42 of the Class I Prospectus and the Class S Prospectus is deleted in its entirety and replaced with the following:

     ING SMALL COMPANY PORTFOLIO

     The Portfolio has been managed by Steve Salopek since July 2005. Prior to joining ING IM in June 2005, Mr. Salopek served as a portfolio manager with Banc One Investment Advisers from 1999-2004, where he directed $700 million in small cap growth assets.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                             ING VARIABLE PORTFOLIOS
                          ING VP Small Company Portfolio

                         Supplement dated July 27, 2005
   to the ADV Class, Class I, and Class S Statement of Additional Information
                                     ("SAI")
                              Dated April 29, 2005

Effective July 25, 2005, the SAI is revised as follows:

1. The reference to Caroline Burroughs in the table below the subsection entitled "Other Accounts Managed" under the section entitled "Portfolio Managers" on page 89 of the SAI is deleted in its entirety.

2. The following is added after the table below the subsection entitled "Other Accounts Managed" under the section entitled "Portfolio Managers" on page 89 of the SAI:

  The following table shows the number of accounts and total assets in the accounts managed by Steve Salopek as of June 30, 2005:

                    REGISTERED INVESTMENT            OTHER POOLED
                    COMPANIES                        INVESTMENT VEHICLES              OTHER ACCTS
                    ---------------------------------------------------------------------------------------------
  PORTFOLIO         NUMBER OF                        NUMBER OF                        NUMBER OF
  MANAGER           ACCOUNTS       TOTAL ASSETS      ACCOUNTS       TOTAL ASSETS      ACCOUNTS       TOTAL ASSETS
  ---------------------------------------------------------------------------------------------------------------
  Steve Salopek        0          N/A                   0               N/A              0               N/A

3. All references to Caroline Burroughs in the subsection entitled "Compensation Structure of Portfolio Managers" under the section entitled "Portfolio Managers" on page 91 of the SAI are deleted and replaced with reference to Steve Salopek.

4. The reference to Caroline Burroughs in the table below the subsection entitled "Portfolio Manager Ownership of Securities" under the section entitled "Portfolio Managers" on page 93 of the SAI is deleted in its entirety.

5. The following is added after the table below the subsection entitled "Portfolio Manager Ownership of Securities" under the section entitled "Portfolio Managers" on page 93 of the SAI:

     The following table shows the dollar range of shares of the Portfolios owned by Steve Salopek as of June 30, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

                                         DOLLAR RANGE OF SECURITIES OF THE
            PORTFOLIO MANAGER            PORTFOLIO OWNED
            --------------------------------------------------------------
            Steve Salopek                None

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE